Future accounting developments	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Future accounting developments
5	Future Accounting Developments
The Bank actively monitors developments and changes in accounting standards from the IASB, as well as requirements from the other regulatory bodies, including OSFI. The Bank is currently assessing the impact of adoption of new standards issued by the IASB on its consolidated financial statements and also evaluating the alternative elections available on transition.

Effective November 1, 2023
Insurance Contracts
The International Accounting Standards Board issued IFRS 17
Insurance Contracts
to replace IFRS 4
Insurance Contracts.
IFRS 17 provides a comprehensive principle-based framework for the recognition, measurement, presentation, and disclosure of insurance contracts, and is effective for the Bank on November 1, 2023. The standard is to be applied on a full retrospective basis unless impractical, where either the modified retrospective or fair value method may be used.
The Bank assessed the data and assumptions required to apply IFRS 17 and determined that the full retrospective approach could be applied for its short duration contracts and the fair value approach was required for its longer duration contracts. Short duration contracts apply the premium allocation approach which requires that the e xpected premium is recognized into income over the coverage period and a liability is established to the extent that cash inflows are received earlier than the recognition of premiums into insurance revenue. For long duration contracts, the adoption of IFRS 17 will result in recognition of probability-weighted fulfilment cashflows and a risk adjustment for non-financial

risk for groups of contracts. To the extent that those groups of contracts are expected to be profitable, a contractual service margin liability is recognized on the Consolidated Statement of Financial Position which represents unearned profits that will be recognized in the Consolidated Statement of Income in the future over the life of the contract. Insurance revenue is earned over the period of expected claims, risk is released as coverage is provided. For all insurance contracts, losses on onerous contracts are recognized in income immediatel
y.
IFRS 17 is effective for the Bank on November 1, 2023, and the Bank plans to adopt the standard by restating the comparative year results from the transition date of November 1, 2022. The expected impact of applying IFRS 17 to opening retained earnings as of transition date is not expected to be material.